Loans and Allowance for Credit Losses - Loans Charged-off (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2024	$ 160	$ 168
Originated in 2023	182	282
Originated in 2022	288	188
Originated in 2021	73	65
Originated in 2020	34	65
Originated prior to 2020	90	238
Revolving	1,786	1,257
Revolving converted to term		28
Total charge-offs	2,613	2,291	$ 1,500
Commercial | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2024	30	48
Originated in 2023	84	63
Originated in 2022	178	30
Originated in 2021	32	17
Originated in 2020	12	15
Originated prior to 2020	41	53
Revolving	275	163
Revolving converted to term		0
Total charge-offs	652	389	319
Commercial | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2024	117	63
Originated in 2023	51	88
Originated in 2022	55	69
Originated in 2021	1	2
Originated in 2020	1	3
Originated prior to 2020	4	56
Revolving	0	0
Revolving converted to term		0
Total charge-offs	229	281	54
Charge-offs related to uncollectible amounts on acquired loans		91
Consumer | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2024	0	0
Originated in 2023	0	1
Originated in 2022	3	6
Originated in 2021	0	8
Originated in 2020	0	16
Originated prior to 2020	10	98
Revolving	0	0
Revolving converted to term		0
Total charge-offs	13	129	13
Charge-offs related to balance sheet repositioning and capital management actions		117
Consumer | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2024	0	0
Originated in 2023	0	0
Originated in 2022	0	0
Originated in 2021	0	0
Originated in 2020	0	0
Originated prior to 2020	0	0
Revolving	1,406	1,014
Revolving converted to term		0
Total charge-offs	1,406	1,014	696
Consumer | Other retail
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2024	13	57
Originated in 2023	47	130
Originated in 2022	52	83
Originated in 2021	40	38
Originated in 2020	21	31
Originated prior to 2020	35	31
Revolving	105	80
Revolving converted to term		28
Total charge-offs	$ 313	478	$ 418
Charge-offs related to balance sheet repositioning and capital management actions		$ 192